Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2014	Mar. 18, 2014	Jul. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document period end date	Jan. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		3,229,175,401
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 124,752,718,081